SHARE CAPITAL - Disclosure of detailed information about range of exercise prices of outstanding share options (Details)	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share	May 31, 2020 Share	May 31, 2019 Share
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding	2,833,438	2,534,270	2,203,145	2,171,873
Exercisable	1,973,438
March 6, 2022 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 2.32
Outstanding	68,750
Exercisable	68,750
July 31, 2022 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 2.16
Outstanding	401,000
Exercisable	401,000
March 1, 2023 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 2.56
Outstanding	231,500
Exercisable	231,500
September 17, 2023 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 2.92
Outstanding	320,313
Exercisable	320,313
January 4, 2024 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 3.24
Outstanding	303,125
Exercisable	303,125
January 15, 2025 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 7.66
Outstanding	588,750
Exercisable	438,750
November 6, 2025 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 12.85
Outstanding	420,000
Exercisable	210,000
April 27, 2026 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 11.73
Outstanding	500,000
Exercisable	0